FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities - Level 3 of fair value hierarchy [member] - Excluding Derivatives [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities [Line Items]
Beginning Balance	£ 11
Redemptions	(5)
Transfers into the level 3 portfolio	52	£ 11
Transfers out of the level 3 portfolio	(10)
End Balance	£ 48	£ 11